Acquisition of Chaarat ZAAV CJSC (Tables)	12 Months Ended
Mar. 31, 2026
ACQUISITION OF CHAARAT ZAAV CJSC
Schedule of Assets Acquired and Liabilities Assumed

Consideration Paid
Cash consideration	$92,000
Transaction costs	2,460
Total acquisition costs to be allocated	$94,460

Total acquisition costs	$94,460
Cash acquired on acquisition	(247)
Non-cash settlement of pre-existing loan receivable	(2,517)
Net cash outflow	$91,696

Cost of assets and liabilities acquired
Cash and cash equivalents	$247
Mineral rights and properties	84,018
Property, plant and equipment	10,711
Accounts payable and accrued liabilities	(517)
Net assets acquired	$94,460